FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial Assets and Liabilities Measured at value (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investments	$ 13,373	$ 17,501	$ 1,169,741
Other financial assets			598
Total financial assets, measured at fair value	13,373	17,501	1,170,339
Other financial liabilities	11,114	13,594
Total financial liabilities, measured at fair value	11,114	13,594
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investments	13,373	17,501	1,169,741
Total financial assets, measured at fair value	13,373	17,501	1,169,741
Other financial liabilities	2,125	6,134
Total financial liabilities, measured at fair value	2,125	6,134
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Other financial assets			598
Total financial assets, measured at fair value			$ 598
Other financial liabilities	8,989	7,460
Total financial liabilities, measured at fair value	$ 8,989	$ 7,460